Note 26 - Acquisitions (Tables)	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about business combination [text block]
(thousands of Canadian dollars)
Asset and liabilities acquired at fair value	August 30, 2024

Cash	$6,900
Securities	4,366
Loans	71,559
Fixed asset	314
Prepaid expenses and other	7
Intangible asset	2,592
Goodwill	6,555
Deposits	(73,238)
Accounts payable and other	(39)

$19,016